NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at June 30, 2024, was 61.84%. The Fund has included the Company’s schedule of investments as of June 30, 2024, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2024.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (22.06%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-10/2022	North America	$489,618	$2,029,295
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018-10/2022	North America	1,146,962	4,585,697
Carlyle Partners VII, L.P.	Primary	12/2018-05/2024	North America	11,141,314	14,771,066
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-02/2024	North America	5,320,817	7,936,199
Cortefiel Co-Invest SCSp	Co-investment	10/2017-05/2022	Europe	1,311,038	2,768,986
CVC Capital Partners VII, L.P.	Primary	12/2018-12/2023	Europe	6,925,717	15,866,720
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,583,511	4,916,511
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,842,136
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	125,598	100,686
SLP Blue Co-Invest, L.P.	Co-investment	06/2018-05/2022	North America	1,805,321	3,193,079
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019-07/2021	North America	2,976,929	5,405,322
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2023	North America	1,703,580	2,166,193
TPG Partners VIII, L.P.	Primary	12/2019-06/2024	North America	7,050,025	11,718,983
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	1,032,048	4,023,501
				44,736,179	82,324,374
Small and Mid-cap Buyout (40.69%)
BC Holdco, LLC	Co-investment	11/2017-02/2023	North America	2,129,769	6,585,257
ByLight InvestCo LP	Co-investment	05/2017-02/2023	North America	344,548	7,502,066
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-06/2024	North America	8,068,393	14,214,373
CHG PPC Investor LLC	Co-investment	03/2018	North America	570,715	3,999,143
CI Capital Investors II, L.P.	Secondary	06/2017-02/2023	North America	15,547	890
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-02/2022	North America	488,564	22,978
EQT Mid Market Europe, L.P.	Primary	08/2017-06/2024	Europe	3,564,811	5,058,710
EXC Holdings LP (F)	Co-investment	11/2017-12/2022	North America	616,454	1,267,507
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	-	1,544
Further Global Capital Partners, L.P.	Primary	03/2018-05/2024	North America	11,665,798	15,035,583
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	5,400,000
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-04/2024	North America	8,056,870	12,267,384
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-07/2023	Europe	4,252,254	7,126,059
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,269,807
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	2,358,291
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-04/2022	North America	491,410	711,820
NB Verrocchio LP	Co-investment	06/2018-05/2022	South America	3,362,772	1,198,262
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-03/2024	North America	958,535	3,524,001
PPC Fund II, L.P.	Primary	04/2018-11/2023	North America	8,681,658	13,675,607
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,090,237	3,504,077
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	2,506,322	3,752,732
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-09/2022	North America	1,120,035	4,303,574
Veritas Capital Fund VI, L.P.	Primary	06/2017-10/2022	North America	3,098,787	7,828,419
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	-	161,749
Webster Capital IV, L.P.	Primary	07/2018-06/2023	North America	9,933,105	20,605,692
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	13,453	412,853
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-02/2022	North America	1,148,240	1,710,000
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	8,365,582
				78,914,421	151,863,960

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (14.07%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-03/2024	North America	2,621,193	4,471,014
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	6,256,926	9,960,732
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-10/2022	North America	1,305,255	3,634,980
Epiris Fund II L.P.	Primary	05/2018-11/2023	Europe	8,213,725	14,559,003
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	2,509,208	1,874,486
NB Arch LP	Co-investment	09/2017-06/2022	North America	835,377	4,326,197
Runner Topco L.P. (F)	Co-investment	04/2018	North America	132,049	240,101
Sycamore Partners III, L.P.	Primary	01/2018-04/2024	North America	7,334,196	13,447,967
				29,207,929	52,514,480
Venture Capital (17.54%)
Alsop Louie Capital IV L.P.	Primary	11/2017-09/2022	North America	5,502,367	6,292,681
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	1,975,887	5,226,252
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	1,164,607	2,977,855
Canaan XI L.P.	Primary	01/2018-02/2023	North America	4,322,992	8,721,205
DFJ Growth III, L.P.	Primary	05/2017-09/2023	North America	3,419,634	7,544,275
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,036,830	4,026,148
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2022	North America	2,521,288	7,270,065
New Clearent Holdings, LLC (F)	Co-investment	06/2018-10/2021	North America	2,026,027	5,166,369
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-11/2023	Europe	2,699,261	12,930,865
TPG Tech Adjacencies, L.P.	Primary	06/2019-03/2023	North America	3,510,132	5,295,993
				29,179,025	65,451,708

Short Term Investments	Cost	Fair Value
Money Market Fund (5.41%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)	20,188,395	20,188,395
	20,188,395	20,188,395

Total Investments in Portfolio Funds (cost $202,225,949) (99.77%)	372,342,917
Other Assets & Liabilities (Net) (0.23%)	844,797
Members' Equity - Net Assets (100.00%)	$373,187,714

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2024 aggregated $182,037,554. Total fair value of illiquid and restricted securities at June 30, 2024 was $352,154,522 or 94.36% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 5.07%, the annualized seven-day yield as of June 30, 2024.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Company’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of June 30, 2024.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,916,511	$77,407,863	$82,324,374
Small and Mid-cap Buyout	-	-	6,767,354	145,096,606	151,863,960
Special Situations	-	-	240,101	52,274,379	52,514,480
Venture Capital	-	-	5,166,369	60,285,339	65,451,708
Money Market Fund	20,188,395	-	-	-	20,188,395
Total	$20,188,395	$-	$17,090,335	$335,064,187	$372,342,917

Significant Unobservable Inputs

As of June 30, 2024, the Company had investments valued at $372,342,917. The fair value of investments valued at $335,064,187 in the Company’s Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2024:

			Unobservable Inputs
Investments	Fair Value 06/30/24	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,916,511	Market Comparables	LTM EBITDA	12.8x	N/A
Small and Mid-cap Buyout	6,605,605	Market Comparables	LTM EBITDA	13.0x-15.0x	13.9x
Small and Mid-cap Buyout	161,749	Escrow Value	1.0x Escrow	N/A	N/A
Special Situations	240,101	Market Comparables	LTM EBITDA	13.8x	N/A
Venture Capital	5,166,369	Market Comparables	LTM EBITDA	27.2x	N/A
Total	$17,090,335

1 Inputs weighted based on fair value of investments in range.

During the three months ended June 30, 2024, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$10,247,579

During the three months ended June 30, 2024, change in unrealized appreciation and realized gains from Level 3 investments were $(757,361) and $262,306, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the three months ended June 30, 2024.

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2024 is one to four years, with the possibility of extensions by each of the Portfolio Funds.